UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2008

Date of reporting period:	2/29/2008

Item 1:  Portfolio of Investments

INVESTMENT PORTFOLIO
February 29, 2008 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.1%
EDUCATION – 2.5%
Education – 2.5%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA:
	(a) 10/01/17	2,525,000	1,570,045
	(a) 10/01/20	2,000,000	1,006,460
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,428,018
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,104,695
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,310,960
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	8,549,360
NC University of North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/13	2,000,000	1,635,780
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	2,908,500
	New York University,
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	4,000,000	4,028,720
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,073,460
PA Higher Educational Facilities Authority
	Edinboro University Foundation,
	Series 2008,
	5.750% 07/01/28	3,000,000	2,728,950
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	5,100,000	4,309,806
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	10,000,000	10,555,500

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
WV University of West Virginia
	Series 1998 A,
	Insured: MBIA
	5.250% 04/01/28	5,000,000	4,920,500
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,251,656
	(a) 04/01/17	2,480,000	1,581,446
	(a) 04/01/18	3,800,000	2,259,442
Education Total			58,223,298
EDUCATION TOTAL			58,223,298
HEALTH CARE – 8.3%
Continuing Care Retirement – 0.8%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	5.000% 01/01/37	5,000,000	4,146,050
MO St. Louis Industrial Development Authority
	St. Andrews Resources for Seniors,
	Series 2007 A,
	6.375% 12/01/41	7,000,000	6,426,980
NC Medical Care Commission
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	2,258,800
NY Nassau County Industrial Development Agency
	The Amsterdam Harborside,
	Series 2007 A,
	6.500% 01/01/27	3,250,000	3,130,270
PA Lancaster County Hospital Authority
	Brethren Village,
	Series 2008 A,
	6.250% 07/01/18	1,750,000	1,653,313
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	1,847,620
Continuing Care Retirement Total			19,463,033
Health Services – 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,310,000	1,252,072

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – (continued)
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003:
	5.250% 12/01/16	1,250,000	1,252,975
	6.000% 12/01/17	1,650,000	1,704,021
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,255,656
Health Services Total			11,464,724
Hospitals – 5.1%
AZ Health Facilities Authority
	Catholic Heallthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	4,031,557
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,023,270
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,294,286
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 G,
	5.250% 07/01/23	500,000	487,120
CT Health & Educational Facilities Authority
	Manchester Memorial Hospital,
	Series 2000 A,
	Insured: RAD
	6.000% 07/01/25	1,605,000	1,612,544
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	809,028
	5.250% 10/01/24	4,000,000	3,800,080
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	6,905,000	7,013,408
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	825,000	896,231
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,666,607

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	2,052,025
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	2,862,390
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	9,678,946
MI Dickinson County
	Dickinson County Health Care System,
	Series 1999,
	5.700% 11/01/18	1,800,000	1,766,034
MI University of Michigan
	Series 2002 D,
	5.250% 12/01/20	6,310,000	6,381,114
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1997 A,
	5.500% 11/01/09	250,000	254,250
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	607,531
	SSM Health Care Corp.,
	Series 2002 A,
	5.250% 06/01/12	2,500,000	2,643,775
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	10,550,000	10,932,754
NC Medical Care Commission
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,036,449
ND Ward County Health Care Facility
	Trinity Health,
	Series 2006,
	5.125% 07/01/29	1,250,000	1,085,400
NM Farmington Hospital Revenue
	San Juan Medical Center,
	Series 2004 A,
	5.000% 06/01/23	500,000	449,975
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	2,330,000	2,139,429

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
SC Greenville Hospital System Board
	GHS Partners in Health,
	Series 2001,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,040,300
TN Johnson City Health & Educational Facilities Board
	Mountain States Health Alliance,
	Series 2006 A,
	5.500% 07/01/36	1,250,000	1,100,638
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital,
	Series 2003 B,
	5.750% 07/01/33	650,000	624,826
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	5.250% 01/01/15(b)	5,000,000	5,188,550
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	8,500,000	7,285,265
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,
	5.000% 08/15/23	10,000,000	9,716,700
VA Henrico County Industrial Development Authority
	Bon Secours Health System,
	Series 1996,
	Insured: MBIA
	6.000% 08/15/16	5,000,000	5,417,100
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.:
	Series 1999 B:
	5.500% 02/15/15	3,500,000	3,507,000
	5.625% 02/15/20	5,500,000	5,307,390
	Series 1999 A,
	5.600% 02/15/29	4,000,000	3,599,360
	Series 2003,
	6.400% 04/15/33	4,250,000	4,322,590
Hospitals Total			117,633,922
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,275,000	2,154,994

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Intermediate Care Facilities – (continued)
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,750,000	11,130,187
Intermediate Care Facilities Total			13,285,181
Nursing Homes – 1.3%
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	885,000	891,805
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.500% 07/01/08	260,000	260,889
	5.750% 07/01/28	4,500,000	4,005,810
IA Marion Health Care Facilities
	Series 2003,
	6.500% 01/01/29(c)	200,000	218,008
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	10,490,000	9,647,968
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,265,000	6,313,679
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31(d)	8,300,000	5,995,090
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	7.750% 01/01/29	2,220,000	2,448,127
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	7.750% 01/01/29	510,000	553,947
Nursing Homes Total			30,335,323
HEALTH CARE TOTAL			192,182,183

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 3.0%
Assisted Living/Senior – 0.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,585,000	1,371,295
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,751,622
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	900,000	881,469
Assisted Living/Senior Total			5,004,386
Multi-Family – 2.2%
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	8,022,477
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	931,593
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	2,000,000	1,649,160
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,970,000	3,992,589
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	10,000,000	9,624,800
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	2,858,280
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	1,755,000	1,670,567
MN White Bear Lake
	Birch Lake Townhomes:
	Series 1989 A,
	9.750% 07/15/19	2,385,000	2,361,150
	Series 1989 B, AMT,
	(a) 07/15/19	263,000	128,870
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,515,657	1,534,649

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38	3,500,000	3,155,670
NC Housing Finance Agency
	Series 1994 F,
	Insured: FHA
	6.600% 07/01/17	355,000	355,522
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,298,276
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	4,728,500
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	5.250% 12/01/41	1,475,000	1,387,282
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(e)	6,615,223	6,518,111
Multi-Family Total			50,217,496
Single-Family – 0.6%
CA Department of Veterans Affairs
	Series 2007, AMT,
	4.850% 12/01/22	2,000,000	1,826,120
CA Housing Finance Authority
	Series 1984 B,
	(a) 08/01/16	210,000	83,924
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	101,446	103,510
CO Housing Finance Authority
	Series 1996 B-1, AMT,
	7.650% 11/01/26	25,000	25,430
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	425,000	171,815
FL Lee County Housing Finance Authority
	Series 1998 A-2, AMT,
	Guarantor: GNMA
	6.300% 03/01/29	105,000	106,250

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
IL Chicago
	Series 1997 A, AMT,
	Guarantor: GNMA
	7.250% 09/01/28	10,000	10,322
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Guarantor: GNMA
	6.750% 06/01/30	285,000	288,497
MD Community Development Administration Department of Housing & Community Development
	Series 2006 B, AMT,
	4.900% 09/01/37	4,935,000	4,302,777
ME Housing Authority
	Series 2006 D, AMT,
	4.950% 11/15/31	2,045,000	1,822,381
MO Housing Development Commission
	Series 2006, AMT,
	Guarantor: GNMA
	4.750% 09/01/21	1,000,000	938,240
NC Housing Finance Agency
	Series 1998, AMT,
	5.250% 03/01/17	210,000	214,290
NM Mortgage Finance Authority
	Series 1999 D-2, AMT,
	Guarantor: GNMA
	6.750% 09/01/29	915,000	938,223
	Series 2000 A-2, AMT,
	Insured: FHA
	7.100% 09/01/30	240,000	246,751
OK Housing Finance Agency
	Series 1999 B-1,
	Guarantor: GNMA
	6.800% 09/01/16	85,000	87,489
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	35,000	35,442
WA Housing Finance Commission
	Series 2006 3-A, AMT,
	Guarantor: GNMA
	5.000% 12/01/37	3,000,000	2,653,710
Single-Family Total			13,855,171
HOUSING TOTAL			69,077,053

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 3.8%
Food Products – 0.5%
FL Hendry County Industrial Development Authority
	Savannah Foods & Industries,
	Series 1992, AMT,
	6.400% 03/01/17	1,500,000	1,500,000
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,262,847
	Series 1998 B,
	6.450% 11/01/25	3,500,000	3,385,235
	Series 1998 C, AMT,
	6.550% 11/01/25	4,250,000	4,090,625
Food Products Total			11,238,707
Forest Products & Paper – 0.7%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,522,547
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	2,000,000	1,779,040
IA Cedar Rapids
	Weyerhaeuser Co.,
	Series 1984,
	9.000% 08/01/14	1,000,000	1,145,840
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	2,588,758
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Corp.,
	Series 1999, AMT,
	6.400% 11/01/24	2,425,000	2,419,811
SC Georgetown County
	International Paper Co.,
	Series 2000 A,
	5.950% 03/15/14	4,000,000	4,191,760
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	977,400
Forest Products & Paper Total			15,625,156
Manufacturing – 0.6%
AL McIntosh Industrial Development Board
	CIBA Specialty Chemicals,
	Series 1998,
	5.375% 06/01/28	1,000,000	893,820

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Manufacturing – (continued)
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	1,960,000	1,920,976
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	4,919,700
MN Alexandria Industrial Development
	Seluemed LLP,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	832,996
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,280,769
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,600,732
Manufacturing Total			14,448,993
Metals & Mining – 0.0%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(e)	935,000	947,679
Metals & Mining Total			947,679
Oil & Gas – 1.7%
AZ Salt Verde Financial Corp.
	Series 2007,
	5.500% 12/01/29	6,000,000	5,428,500
CA Long Beach Bond Finance Authority
	Series 2007 A,
	5.500% 11/15/37	5,000,000	4,471,250
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.500% 09/15/26	7,500,000	6,509,250
LA St. John Baptist Parish
	Marathon Oil Co.,
	Series 2007 A,
	5.125% 06/01/37	12,750,000	11,091,735
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	1,140,000	1,098,470

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
TN Maury County Industrial Development Board
	Occidental Petroleum Corp.,
	Series 2001 A, AMT,
	6.250% 08/01/18	4,000,000	4,127,400
TX Texas City Industrial Development Corp.
	Arco Pipeline Co., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,420,220
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	2,891,878
Oil & Gas Total			38,038,703
Other Industrial Development Bonds – 0.3%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	585,450
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	6,790,210
Other Industrial Development Bonds Total			7,375,660
INDUSTRIALS TOTAL			87,674,898
OTHER – 20.6%
Other – 0.0%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	1,100,000	1,114,663
Other Total			1,114,663
Pool/Bond Bank – 1.4%
FL Municipal Loan Council
	Series 2000 A,
	Insured: MBIA
	(a) 04/01/21	1,000,000	491,560
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	11,414,300
	Series 2006:
	5.250% 08/01/24	4,000,000	4,120,000
	5.250% 08/01/28(b)	10,735,000	10,964,836
OH Water Development Authority
	Water Pollution Control,
	Series 2005 B,
	4.750% 06/01/25	5,000,000	4,794,850
Pool/Bond Bank Total			31,785,546

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – 17.4%
AZ Maricopa County Industrial Development Authority
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	3,224,655
	Windsor Housing,
	Series 1996 A,
	Escrowed to Maturity,
	6.625% 07/01/26	2,750,000	2,773,843
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,011,728
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	6,361,800
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,579,743
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	3,814,410
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: MBIA
	8.000% 04/01/16	7,000,000	8,915,620
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	8,633,589
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	9,400,000	11,713,904
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.300% 11/01/12	10,000,000	12,010,500

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
CA San Francisco Bay Area Transit Financing Authority
	Series 1999 572,
	Pre-refunded 07/01/09,
	Insured: FGIC
	5.500% 07/01/26(e)	10,000,000	10,453,700
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: FSA
	6.500% 06/15/12	530,000	596,049
CO Mesa County
	Series 1992,
	Escrowed to Maturity,
	(a) 12/01/11	5,905,000	5,229,704
CT Health & Educational Facility Authority
	Manchester Memorial Hospital,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: RAD
	6.000% 07/01/25	135,000	145,334
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	Pre-refunded 06/01/12,
	8.000% 06/01/32	4,500,000	5,308,785
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 D,
	Pre-refunded 11/15/13,
	5.375% 11/15/35	3,450,000	3,767,676
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,470,900
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	344,322
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,427,680
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	2,120,000	2,439,929
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	55,000	62,794

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,350,150
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/19	1,030,000	1,161,387
FL Tampa Bay Water Utility Systems
	Series 1999,
	Pre-refunded 10/01/11,
	5.750% 10/01/29(e)(g)	3,000,000	3,264,690
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	165,000	167,911
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	19,080,000	21,084,736
GA Municipal Electric Authority
	Series 1991:
	Escrowed to Maturity,
	Insured: MBIA
	6.600% 01/01/18	3,600,000	4,182,696
	Pre-refunded to various dates,
	Insured: MBIA
	6.600% 01/01/18	420,000	482,042
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	55,000	60,545
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	10,000	10,895
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,124,640
IL Educational Facilities Authority
	Educational Advancement Fund, Inc.,
	Series 2002,
	Pre-refunded 05/01/12,
	6.625% 05/01/17	4,500,000	5,103,990
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	1,265,000	1,438,469

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 06/15/13	8,750,000	7,214,113
	Series 1996,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 06/15/12	2,655,000	2,290,548
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA:
	(a) 05/01/19	7,710,000	4,538,414
	(a) 05/01/20	7,750,000	4,294,120
MA Port Authority
	Series 1999 C,
	Pre-refunded 01/01/10,
	5.750% 07/01/29(e)(g)	5,000,000	5,304,800
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC:
	5.000% 01/01/20	12,665,000	13,361,448
	5.125% 01/01/23	3,600,000	3,713,616
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	5,797,150
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	3,073,800
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.150% 09/01/16	235,000	303,803
MN Moorhead
	Series 1979,
	Escrowed to Maturity,
	Insured: FHA
	7.100% 08/01/11	15,000	16,148
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,077,480

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: MBIA
	9.750% 01/01/16	1,000,000	1,352,810
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,702,628
	Series 1991 A,
	Escrowed to Maturity:
	5.000% 01/01/21	8,735,000	8,954,336
	6.500% 01/01/18	5,815,000	6,888,565
NC Medical Care Commission
	DePaul Community Facilities, Inc.,
	Series 1999,
	Pre-refunded 11/01/09,
	7.625% 11/01/29	2,025,000	2,198,948
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,812,656
NH Higher Health & Education Facilities Authority
	Littleton Regional Hospital,
	Series 1998,
	Pre-refunded 05/01/08,
	5.800% 05/01/18	1,470,000	1,506,691
NJ Highway Authority
	Series 1971,
	Escrowed to Maturity,
	6.500% 01/01/11	371,000	390,908
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	6,165,000	7,116,260
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: MBIA
	7.000% 06/15/12	10,135,000	11,542,549
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	11,000,000	12,534,170
	Series 2005 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	965,000	1,099,589
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	520,000	568,428

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
NY New York City Municipal Water Finance Authority
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.500% 06/15/32(e)(g)	10,000,000	10,485,700
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	14,000,000	16,066,820
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,033,410
OH Hilliard School District
	Series 1995 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 12/01/12	2,505,000	2,130,928
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	800,000	926,248
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	15,999,000
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 11/01/16	1,000,000	695,700
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Economically Defeased to Maturity,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,038,190
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	2,700,000	2,967,273
PR Commonwealth of Puerto Rico
	Series 2006 A,
	Pre-refunded 07/01/16,
	5.250% 07/01/30	1,235,000	1,350,806

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	9,800,000	7,827,848
	Insured: MBIA
	5.375% 01/01/25	3,960,000	4,164,098
	Series 1998,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	9,700,000	6,943,551
	Insured: MBIA
	5.375% 01/01/25	435,000	455,428
TX Harris County Health Facilities Development Corp.
	Christus Health,
	Series 1999 A,
	Pre-refunded 07/01/09,
	Insured: MBIA
	5.375% 07/01/19(e)(g)	18,000,000	18,796,680
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA:
	(a) 12/01/19	26,955,000	15,187,795
	(a) 12/01/23	2,515,000	1,079,639
TX Municipal Power Agency
	Series 1989,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 09/01/11	575,000	514,389
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/15	185,000	137,255
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	7,600,000	8,358,024
UT Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	1,375,000	1,688,266
UT Utah County Hospital Revenue
	IHC Health Services, Inc.,
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.250% 08/15/26	2,500,000	2,525,050
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates beginning 06/01/12,
	5.500% 06/01/26	5,000,000	5,432,800
WA Public Power Supply System
	Series 1992 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/11	2,315,000	2,082,180
Refunded/Escrowed Total			402,259,872

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.8%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	2,500,000	2,061,575
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/34	2,500,000	2,343,250
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.625% 06/01/26	11,900,000	9,867,599
	5.000% 06/01/29	7,500,000	6,243,000
NY TSASC, Inc.
	Series 2006 1,
	5.000% 06/01/26	2,000,000	1,839,260
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2:
	5.750% 06/01/34	5,000,000	4,518,500
	5.875% 06/01/47	10,000,000	8,986,200
SC Tobacco Settlement Management Authority
	Series 2001 B,
	6.375% 05/15/28	4,500,000	4,503,555
WI Badger TOB Asset Securitization Corp.
	Series 2002,
	5.750% 06/01/12	2,450,000	2,554,688
Tobacco Total			42,917,627
OTHER TOTAL			478,077,708
OTHER REVENUE – 1.8%
Hotels – 0.3%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,930,000	2,735,419
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,000,000	3,509,920
	Series 2005 C,
	8.750% 01/01/37	1,500,000	1,355,700
Hotels Total			7,601,039

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – 1.5%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,750,000	1,705,200
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(e)	1,920,000	1,979,174
	8.750% 10/01/19(e)	7,680,000	7,935,360
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/11	3,650,000	3,321,500
CT Mashantucket Western Pequot Tribe
	Series 2007 A,
	5.750% 09/01/34	5,500,000	4,810,795
FL Seminole Indian Tribe
	Series 2007 A,
	5.250% 10/01/27(e)	6,750,000	5,951,880
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25(e)	5,000,000	4,799,250
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26(e)	3,500,000	3,113,565
Recreation Total			33,616,724
OTHER REVENUE TOTAL			41,217,763
RESOURCE RECOVERY – 0.3%
Disposal – 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26	2,000,000	1,959,420
Disposal Total			1,959,420
Resource Recovery – 0.2%
FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC
	(a) 10/01/12	1,855,000	1,564,934
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,282,015
Resource Recovery Total			4,846,949
RESOURCE RECOVERY TOTAL			6,806,369

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 34.1%
Local Appropriated – 2.4%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	969,228
IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA:
	6.000% 01/01/16	5,000,000	5,606,150
	6.000% 01/01/20	8,000,000	8,869,040
	6.250% 01/01/15	12,900,000	14,299,779
IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA
	(a) 01/15/19	8,165,000	4,636,822
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	1,984,140
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	500,000	500,880
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,153,980
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: FSA
	4.600% 04/01/22	8,885,000	8,433,465
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	2,934,457
	(a) 09/15/18	3,885,000	2,256,369
	(a) 09/15/20	3,885,000	1,959,788
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,423,620
Local Appropriated Total			55,027,718

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 10.3%
AK North Slope Borough
	Series 2000 B,
	Insured: MBIA:
	(a) 06/30/10	5,000,000	4,641,550
	(a) 06/30/11	15,000,000	13,321,050
	Series 2001 A,
	Insured: MBIA
	(a) 06/30/12	23,000,000	19,453,170
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	2,857,378
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,832,464
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/19	1,975,000	2,136,594
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	2,764,371
CA Clovis Unified School District
	Series 2004 A:
	Insured: FGIC
	(a) 08/01/19	8,350,000	4,497,978
	(a) 08/01/20	7,000,000	3,512,040
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	801,502
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	1,000,000	1,111,830
CA Golden West School Authority
	Series 1999 A,
	Insured: MBIA:
	(a) 08/01/14	3,980,000	3,029,974
	(a) 08/01/15	1,500,000	1,075,245
CA Los Angeles Unified School District
	Series 2007,
	Insured: FSA
	5.000% 07/01/21	5,000,000	5,104,450
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,553,200

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA San Juan Unified School District
	Series 2001,
	Insured: FSA:
	(a) 08/01/17	1,525,000	975,741
	(a) 08/01/18	1,785,000	1,067,948
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/23	2,330,000	937,662
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/20	1,000,000	1,110,470
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	2,320,000	2,430,919
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	667,510
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/16	2,105,000	2,539,619
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured: FSA
	6.500% 06/15/12	470,000	529,573
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,314,405
	8.250% 01/01/23	1,420,000	1,843,075
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/10	3,905,000	3,569,873
	(a) 12/01/21	8,000,000	3,643,600
	(a) 12/01/22	25,200,000	10,731,168
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	4,944,940
IL Chicago
	Series 1999,
	Insured: FGIC:
	(a) 01/01/14	2,000,000	1,553,840
	5.500% 01/01/23	9,750,000	10,069,605

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(a) 12/01/12	3,030,000	2,547,594
IL Cook County High School District No. 209-Provisional Township
	Series 2004,
	Insured: FSA
	5.000% 12/01/15	1,750,000	1,875,842
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,513,344
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,349,918
	(a) 01/01/21	2,675,000	1,311,419
IL Du Page County Community High School District No. 99
	Series 1998,
	Insured: FSA
	(a) 12/01/11	1,280,000	1,128,602
IL Du Page County
	Series 1993,
	5.600% 01/01/21	2,565,000	2,785,333
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: FGIC
	(a) 02/01/21	3,165,000	1,515,655
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	13,870,062
IL Will County Forest Preservation District
	Series 1999 B,
	Insured: FGIC
	(a) 12/01/16	1,000,000	655,700
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	832,809
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	3,370,000	1,991,535

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
KS Wyandotte County School District No. 500
	Series 2005,
	Insured: FSA
	5.250% 09/01/20	1,000,000	1,055,730
KS Wyandotte County
	Series 1998,
	Insured: MBIA
	4.500% 09/01/28	2,900,000	2,581,058
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,266,375
MI Detroit City School District
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	10,000,000	10,170,400
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	755,650
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	995,816
MI Redford Unified School District
	Series 1997,
	Insured: AMBAC
	5.000% 05/01/22	650,000	650,611
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	1,767,697
MO Independence School District
	Series 1991,
	6.250% 03/01/11	705,000	733,475
NE Omaha Convention Center/Arena
	Series 2004,
	5.250% 04/01/23	5,000,000	5,179,450
NH Manchester School Facilities Revenue
	Series 2004,
	Insured: MBIA
	5.500% 06/01/22	2,000,000	2,111,380
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/27	1,410,000	1,433,603

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: MBIA
	7.000% 12/01/15	3,000,000	3,437,010
OH Cuyahoga County
	Series 1993 A,
	Insured: MBIA
	(a) 10/01/12	1,000,000	844,390
OH Dublin City School District
	Series 1997,
	Insured: MBIA
	(a) 12/01/11	900,000	792,090
OH Gahanna-Jefferson City School District
	Series 1993,
	Insured: AMBAC
	(a) 12/01/11	795,000	697,358
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,484,841
OH Massillon City School District
	Series 1994,
	Insured: AMBAC
	(a) 12/01/11	1,000,000	877,180
OH Pickerington Local School District
	Series 2001,
	Insured: FGIC:
	(a) 12/01/14	2,000,000	1,488,740
	(a) 12/01/15	1,500,000	1,053,450
	(a) 12/01/16	1,340,000	881,640
OH River Valley Local School District
	School Facilities Construction & Improvement,
	Series 2001,
	Insured: FSA
	5.250% 11/01/23	500,000	514,530
OR Clackamas County School District No. 108
	Series 2005,
	Insured: FSA
	5.500% 06/15/24	1,130,000	1,188,500
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,485,526
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	1,840,781

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA
	(a) 06/01/13	3,000,000	2,437,770
TX Brazosport Independent School District
	Series 2003 C,
	Guarantor: PSFG
	5.000% 02/15/16	1,150,000	1,217,493
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,291,875
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	778,933
TX Harris County
	Series 2002,
	Insured: MBIA
	(a) 08/15/19	8,000,000	4,427,040
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Guarantor: PSFG
	4.500% 08/15/25	16,000,000	14,707,520
TX North East Independent School District
	Series 1999,
	Guarantor: PSFG
	4.500% 10/01/28	930,000	838,479
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC:
	(a) 12/01/16	3,000,000	1,977,210
	(a) 12/01/20	6,150,000	3,055,443
WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC:
	(a) 06/15/14	1,800,000	1,367,064
	(a) 06/15/16	3,315,000	2,226,818
Local General Obligations Total			239,613,483
Special Non-Property Tax – 6.7%
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	2,500,000	2,609,550

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	440,721
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	6,679,560
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: FGIC:
	(a) 06/15/13	11,640,000	9,443,532
	(a) 06/15/16	3,750,000	2,547,750
	Series 1996 A,
	Insured: MBIA:
	(a) 06/15/12	2,345,000	2,001,879
	(a) 12/15/12	8,850,000	7,412,937
	Series 2002 B,
	Insured: MBIA
	5.000% 06/15/21	3,000,000	3,010,860
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,356,480
MA Bay Transportation Authority
	Series 2005 A,
	5.000% 07/01/25	3,000,000	2,992,890
	Series 2005 B,
	Insured: MBIA:
	5.500% 07/01/26	1,500,000	1,572,645
	5.500% 07/01/29	2,000,000	2,089,840
	Series 2006 A,
	5.250% 07/01/29	3,185,000	3,238,158
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	775,000	694,501
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/29	2,030,000	2,094,128
	Series B,
	Insured: AMBAC:
	5.500% 03/15/27	5,860,000	6,034,862
	5.500% 03/15/30	6,040,000	6,243,669
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16(b)	10,000,000	10,663,500
	Insured: MBIA
	5.000% 04/01/21	3,655,000	3,668,085

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY New York City Transitional Finance Authority
	Series 2002 A,
	5.500% 11/01/26(c)	5,000,000	5,318,500
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	3,798,320
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	999,820
PR Commonwealth of Puerto Rico Convention Center Authority
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/20	3,000,000	2,952,360
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,288,750
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	11,189,000
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	10,000,000	10,925,600
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	5,000,000	4,689,800
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	5.500% 07/01/24	4,000,000	3,953,000
	Series 2005 C,
	Insured: AMBAC:
	5.500% 07/01/25	1,955,000	1,933,319
	5.500% 07/01/26	2,000,000	1,970,340
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: MBIA:
	(a) 11/15/14	3,905,000	2,899,267
	(a) 11/15/15	3,975,000	2,776,299
	(a) 11/15/16	4,040,000	2,643,453
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,228,080

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: FSA
	5.250% 06/15/29	10,000,000	9,929,500
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,217,704
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	4,500,000	4,653,225
Special Non-Property Tax Total			155,161,884
Special Property Tax – 0.9%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,860,138
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,355,000	1,381,463
FL Heritage Palms Community Development District
	Series 1999 A,
	6.750% 05/01/21	100,000	100,056
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	490,000	490,039
FL Maple Ridge Community Development District
	Series 2000 A,
	7.150% 05/01/31	185,000	193,419
FL Orlando
	Conroy Road Interchange,
	Series 1998 A,
	5.800% 05/01/26	300,000	277,176
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	210,000	210,095
FL Tolomato Community Development District
	Series 2007,
	6.550% 05/01/27	3,500,000	3,261,685

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/12	750,000	817,035
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39(e)	3,000,000	2,682,480
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,395,000	2,092,248
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,353,280
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	353,223
OH Toledo-Lucas County Port Authority
	Series 2007,
	5.400% 11/01/36	4,000,000	3,543,960
Special Property Tax Total			19,616,297
State Appropriated – 6.0%
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	8,823,600
NJ Economic Development Authority
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,059,320
	Series 2005 N-1:
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,126,800
	Insured: FSA
	5.500% 09/01/25	13,990,000	14,715,941
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA
	7.000% 06/15/12	16,865,000	19,171,795
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,504,000
	5.750% 06/15/20	4,150,000	4,510,594
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,685,000	1,861,386

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,118,890
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,453,120
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	6,805,576
	Insured: FGIC
	5.875% 05/15/17	28,240,000	31,482,234
	Insured: FSA
	5.500% 05/15/19	2,350,000	2,531,984
	Series 1993,
	6.000% 07/01/20	13,350,000	14,695,413
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	1,000,000	1,045,000
UT Building Ownership Authority
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	3,450,000	3,723,792
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA
	5.250% 07/01/16	1,505,000	1,563,996
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,307,431
State Appropriated Total			139,500,872
State General Obligations – 7.8%
CA State
	Series 2002,
	Insured: AMBAC:
	6.000% 04/01/16	3,000,000	3,328,980
	6.000% 04/01/17	2,500,000	2,764,325
	6.000% 04/01/18	3,000,000	3,393,570
	Series 2003,
	5.250% 02/01/23	5,000,000	4,974,200
	Series 2004,
	5.000% 02/01/22	2,000,000	1,939,440
	Series 2007:
	4.500% 08/01/30	45,000,000	39,556,350
	5.000% 12/01/37	7,500,000	6,984,300
DC State
	Series 2002 D,
	SPA: Dexia Credit Local
	9.000% 06/01/31(c)	6,000,000	6,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,735,000	2,018,603
FL State
	Series 2002,
	5.000% 07/01/23	4,425,000	4,430,841
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,277,050
	Series 2004 A,
	5.000% 03/01/34	3,000,000	2,849,400
MA Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,825,000	4,299,874
	Series 1994 A:
	7.000% 03/01/14	3,150,000	3,627,130
	Insured: FSA
	7.000% 03/01/19	2,500,000	2,979,375
MA State
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/21	9,675,000	10,037,619
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/25	5,000,000	5,144,650
NV State
	Series 1992 A,
	6.800% 07/01/12	60,000	60,199
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	1,962,500
	Series 2007,
	6.250% 07/01/31	30,000,000	31,009,200
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	10,000,000	10,910,400
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	3,058,471
	Series 2004 A,
	5.250% 07/01/21	3,000,000	2,907,480
	Series 2006 A,
	5.250% 07/01/30	765,000	707,220

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
TX Public Finance Authority
	Series 1997,
	(a) 10/01/13	4,000,000	3,236,640
WA State
	Series 1990 A,
	6.750% 02/01/15	12,700,000	14,383,258
	Series 1992-93 A,
	5.750% 10/01/12	2,955,000	3,130,704
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	5,000,000	2,854,200
State General Obligations Total			181,825,979
TAX-BACKED TOTAL			790,746,233
TRANSPORTATION – 8.2%
Air Transportation – 1.3%
CO Denver City & County Special Facility Authority
	United Airlines, Inc.,
	Series 2007, AMT,
	5.250% 10/01/32	5,000,000	4,004,900
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	4,000,000	3,928,160
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	4,300,000	3,691,464
	Series 2000, AMT,
	7.750% 02/01/28	6,750,000	6,880,343
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,200,498
	6.250% 09/15/29	2,000,000	1,789,600
	6.400% 09/15/23	4,000,000	3,696,600
TX Dallas-Fort Worth International Airport
	Series 2000, AMT,
	8.500% 05/01/29	4,000,000	4,005,200
Air Transportation Total			29,196,765
Airports – 0.9%
FL Miami-Dade County
	Series 2002, AMT,
	Insured: FGIC
	5.750% 10/01/20	2,095,000	2,120,517
MA Port Authority
	Series 1999 D, AMT,
	6.000% 07/01/29(e)(g)	3,000,000	3,050,190
	Series 1999 600R, AMT,
	Insured: FGIC
	6.354% 07/01/29(c)(e)	1,000,000	1,028,830

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
MO St. Louis Airport Revenue
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	4,000,000	3,999,680
NC Charlotte
	Series 1999 B, AMT,
	6.000% 07/01/28(e)(g)	2,000,000	2,035,620
	Series 1999, AMT,
	Insured: MBIA
	8.420% 06/15/22(c)(e)	1,000,000	1,029,750
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2003 A, AMT,
	Insured: AMBAC
	5.500% 11/01/15	3,210,000	3,343,311
WA Seattle Port
	Series 1999 B, AMT,
	Insured: FGIC
	5.500% 09/01/13	3,885,000	4,073,617
Airports Total			20,681,515
Toll Facilities – 4.7%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/14	14,450,000	11,104,391
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA:
	(a) 09/01/11	17,685,000	15,248,891
	(a) 09/01/22	6,515,000	2,634,601
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	18,600,000	10,087,338
MA Turnpike Authority
	Series 1997 A,
	Insured: MBIA
	(a) 01/01/24	7,000,000	2,847,600
	Series 1997 C,
	Insured: MBIA:
	(a) 01/01/18	4,700,000	2,858,070
	(a) 01/01/20	17,000,000	9,036,180
NJ Turnpike Authority
	Series 1991 C:
	Insured: FSA
	6.500% 01/01/16	8,500,000	9,626,335

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	Insured: MBIA
	6.500% 01/01/16	2,840,000	3,203,236
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,580,425
	Series 2005,
	Insured: FSA
	5.250% 01/01/30	2,000,000	2,023,280
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	6,800,000	7,176,176
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/24	7,000,000	7,225,680
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	4,652,830
	(a) 08/15/18	10,000,000	5,773,800
	(a) 08/15/19	10,330,000	5,552,892
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	7,965,672
Toll Facilities Total			109,597,397
Transportation – 1.3%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,208,300
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000:
	7.375% 01/01/30	1,650,000	578,804
	7.375% 01/01/40	3,750,000	1,315,688
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: FSA
	5.000% 11/15/33	12,000,000	11,578,440
	Series 2007 B,
	5.000% 11/15/24	6,820,000	6,523,807
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,129,843
Transportation Total			30,334,882
TRANSPORTATION TOTAL			189,810,559

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – 13.5%
Independent Power Producers – 0.6%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	7,015,960
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	6,988,956
Independent Power Producers Total			14,004,916
Investor Owned – 2.1%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	1,840,800
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	4,739,450
IN Petersburg
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	4,648,650
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36	3,000,000	2,549,280
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	2,832,679
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993,
	7.593% 04/01/20(c)	13,000,000	13,565,240
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC:
	Series 1999 B, AMT,
	6.750% 09/01/34	12,455,000	12,137,273
	Series 2003 A, AMT,
	6.750% 04/01/38	1,900,000	1,851,531

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	2,270,520
WY Lincoln County Environmental Improvement
	Pacificorp,
	Series 1995, AMT,
	4.125% 11/01/25	2,500,000	2,498,475
Investor Owned Total			48,933,898
Joint Power Authority – 4.5%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	4,829,350
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/11	2,000,000	2,155,300
GA Municipal Electric Authority
	Series 1991,
	Insured: MBIA
	6.600% 01/01/18	17,280,000	19,572,538
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	935,000	1,024,105
MN Anoka County Solid Waste Disposal
	National Power Association,
	Series 1987 A, AMT,
	6.950% 12/01/08	60,000	60,433
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	11,828,080
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,428,103
	Series 1993 B,
	Insured: RAD
	6.000% 01/01/22	500,000	513,215
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	16,470,000	17,670,169
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	12,451,357
	Series 1993,
	Insured: MBIA
	5.375% 01/01/25	11,370,000	11,425,486

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
	Series 2004 A,
	Insured: FGIC
	(a) 01/01/24	5,000,000	1,933,350
TX Municipal Power Agency
	Series 1989,
	Insured: AMBAC:
	(a) 09/01/11	4,985,000	4,422,742
	(a) 09/01/12	2,785,000	2,354,996
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	8,790,000	6,240,285
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	5,118,200
Joint Power Authority Total			104,027,709
Municipal Electric – 2.3%
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: MBIA
	(a) 11/15/13	2,000,000	1,592,720
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	2,254,614
	Series 1999 A,
	Insured: MBIA
	(a) 08/15/22	2,000,000	898,560
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/16	12,000,000	12,869,040
	Series 2007 VV:
	Insured: FGIC
	5.250% 07/01/34	10,870,000	10,305,412
	Insured: MBIA
	5.250% 07/01/26	10,000,000	9,656,700
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA:
	6.000% 01/01/09	85,000	86,943
	6.000% 01/01/17	13,600,000	15,003,248
TX San Marcos
	Series 2002,
	Insured: FSA
	5.250% 11/01/16	1,000,000	1,068,770
Municipal Electric Total			53,736,007

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 4.0%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32	6,000,000	5,180,520
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	564,710
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	3,669,855
CA San Francisco City & County Public Utilities Commission
	Series 2006 A,
	Insured: FSA
	4.500% 11/01/31	17,800,000	15,694,082
FL Seminole County
	Series 1992,
	Insured: MBIA
	6.000% 10/01/19	470,000	517,597
FL St. John’s County Water & Sewer Authority
	Series 1991 A,
	Insured: MBIA
	(a) 06/01/13	2,600,000	2,112,734
	Series 1999 A,
	Insured: MBIA
	(a) 06/01/14	1,500,000	1,155,285
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: FGIC
	5.500% 11/01/22	5,475,000	5,516,500
	Series 2001 A,
	Insured: MBIA
	5.500% 11/01/27	1,500,000	1,520,295
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	620,000	649,748
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	5,992,171
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: FSA
	6.000% 12/01/21	1,000,000	1,110,450

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
IL Chicago
	Series 1998,
	Insured: MBIA
	(a) 01/01/20	7,275,000	3,866,953
MA Water Resources Authority
	Series 1993 C,
	Insured: AMBAC
	5.250% 12/01/15	1,170,000	1,247,524
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	5,319,700
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,143,591
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37	465,000	415,482
NY New York City Municipal Water Finance Authority
	Series 1999,
	Insured: FGIC
	7.983% 06/15/32(c)(e)	2,000,000	2,184,800
	Series 2001 D,
	5.250% 06/15/25	3,520,000	3,538,515
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	4,015,000	4,250,118
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	2,190,000	2,411,738
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	3,871,988
TN Metropolitan Government Nashville & Davidson County
	Series 1993,
	Insured: FGIC
	5.200% 01/01/13	2,500,000	2,637,700
TX Houston Water & Sewer Systems
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/10	3,750,000	3,438,975
	Series 1998 A,
	Insured: FSA:
	(a) 12/01/19	10,545,000	5,786,991
	(a) 12/01/23	985,000	413,858

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	6,378,528
Water & Sewer Total			91,590,408
UTILITIES TOTAL			312,292,938

	Total Municipal Bonds (cost of $2,213,266,599)		2,226,109,002

		Shares
Municipal Preferred Stocks – 1.0%
HOUSING – 1.0%
Multi-Family – 1.0%
Centerline Equity Trust
	Series 1999, AMT,
	6.625% 06/30/09(e)	6,000,000	6,218,040
	Series 2000, AMT,
	7.600% 11/30/10(e)	5,000,000	5,479,150
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50(e)	10,000,000	10,874,500
	Series 2005 C-3, AMT,
	5.500% 11/29/49(e)	1,000,000	1,004,800
Multi-Family Total			23,576,490
HOUSING TOTAL			23,576,490

	Total Municipal Preferred Stocks (cost of $22,000,000)		23,576,490

		Par ($)
Other – 0.0%
TRANSPORTATION – 0.0%
Air Transportation – 0.0%
IL Chicago O’Hare International Airport
	United Airlines, Inc.,
	Series 1999 A,
	5.350% 09/01/16(h)(i)	4,100,000	127,100
IN Indianapolis Airport Authority
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31(h)(i)	1,360,000	115,600
Air Transportation Total			242,700
TRANSPORTATION TOTAL			242,700

	Total Other (cost of $1,041,723)		242,700

		Shares	Value ($)
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 2.920%)	92,240	92,240

	Total Investment Company (cost of $92,240)		92,240
Common Stock – 0.0%
INDUSTRIALS – 0.0%
Airlines – 0.0%
	UAL Corp. (h)(j)	1,420	43,026
Airlines Total			43,026
INDUSTRIALS TOTAL			43,026

	Total Common Stocks (cost of $51,531)		43,026
Securities Lending Collateral – 0.0%
	State Street Navigator Securities Lending Prime Portfolio (k) (7 day yield of 3.577%)	45,555	45,555

	Total Securities Lending Collateral (cost of $45,555)		45,555

		Par ($)
Short-Term Obligations – 3.1%
VARIABLE RATE DEMAND NOTES (l) – 3.1%
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2007 B,
	SPA: Dexia Credit Local
	5.750% 10/01/41	2,400,000	2,400,000
FL Orange County School Board
	Series 2007 B,
	Insured: FGIC,
	SPA: JPMorgan Chase Bank
	8.850% 08/01/32	12,200,000	12,200,000
	Series 2007 C,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	4.850% 08/01/22	7,000,000	7,000,000
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	6.400% 12/01/15	13,500,000	13,500,000
MI Eastern Michigan University
	Series 2001,
	Insured: FGIC,
	SPA: Dexia Credit Local
	8.500% 06/01/27	300,000	300,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (l) – (continued)
MI Northern Michigan University
	Series 2006,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	7.500% 12/01/35	1,165,000	1,165,000
MO Health & Educational Facilities Authority
	St. Louis University:
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	6.350% 10/01/35	4,200,000	4,200,000
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	6.350% 10/01/35	80,000	80,000
OK Industries Authority
	Integris Baptist Medical Center,
	Series 1999 B,
	SPA: JPMorgan Chase Bank
	4.750% 08/15/29	2,000,000	2,000,000
TN Sevier County Public Building Authority
	Series 2000 E-1,
	SPA: JPMorgan Chase Bank
	6.000% 06/01/30	400,000	400,000
	Series 2000 F-2,
	SPA: JPMorgan Chase Bank
	6.000% 06/01/20	800,000	800,000
	Series 2004 C-4,
	SPA: DEPFA Bank PLC
	6.000% 06/01/20	1,100,000	1,100,000
	Series 2004 D-2,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	6.000% 06/01/24	800,000	800,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	4.750% 08/15/29	3,500,000	3,500,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	6.000% 10/01/29	9,965,000	9,965,000
	Texas Medical Center:
	Series 2001,
	Insured: MBIA,
	SPA: Chase Manhattan Bank
	5.900% 09/01/31	2,900,000	2,900,000
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	5.900% 05/01/35	10,200,000	10,200,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (l) – (continued)
WI Health & Educational Facilities Authority
	Gundersen Clinic Ltd.,
	Series 2000 A,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.780% 12/01/15	80,000	80,000
VARIABLE RATE DEMAND NOTES TOTAL			72,590,000

	Total Short-Term Obligations (cost of $72,590,000)		72,590,000

Total Investments – 100.2% (cost of $2,309,087,648)(m)(n)	2,322,699,013

Other Assets & Liabilities, Net – (0.2)%	(4,886,690)

Net Assets – 100.0%	2,317,812,323

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotations.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$88,581	$(3,662,296)
Level 2 – Other Significant Observable Inputs	2,322,610,432	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$2,322,699,013	$(3,662,296)

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ending February 29, 2008 in which significant unobservable inputs (Level 3) were used in determining fair value:
		Investments in Securities
	Balance as of December 1, 2007	$2,137,500
	Amortized accrued premium	1,794
	Realized gain	137,640
	Change in unrealized depreciation	(42,384)
	Net sales	(2,234,550)
	Balance as of February 29, 2008	$–

(a)	Zero coupon bond.
(b)	A portion of this security with a market value of $10,817,558 is pledged as collateral for open futures contracts.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 29, 2008.
(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 29, 2008, the value of this security represents 0.3% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities, which are not illiquid except for those in the following table, amounted to $115,138,749, which represents 5.0% of net assets.

	Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,518,111

(f)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(g)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $42,937,680 and serve as collateral in the transactions.

(h)	Non-income producing security.
(i)	Position reflects anticipated residual bankruptcy claims.
(j)	All or a portion of this security was on loan at February 29, 2008. The total market value of securities on loan at February 29, 2008 is $42,147.
(k)	Investment made with cash collateral received from securities lending activity.
(l)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate changes periodically.  The interest rate shown reflects the rate as of February 29, 2008.

(m)	Cost for federal income tax purposes is $2,304,693,629.
(n)	Unrealized appreciation and depreciation at February 29, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$98,621,778	$(80,616,394)	$18,005,384

At February 29, 2008, the Fund held the following open short futures contracts :

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	960	$113,940,000	$110,277,704	Mar-2008	$(3,662,296)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 23, 2008